Taxes - Schedule of detailed information about changes in deferred income tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 7,495	$ 4,596
Net deferred income tax asset	7,495	4,596	$ 3,343
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	48,956
Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset	4,240	1,982
Brazil [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	18,148	11,210
Brazil [Member] | Mine properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	1,694	1,999
Brazil [Member] | Transitional tax regime [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(11,806)	(7,825)
Brazil [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(3,796)	(3,402)
Canada [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	3,252	1,690
Ireland [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	0	911
U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset	3	13
U.S. [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	1,207	1,738
U.S. [Member] | Mine properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(1,207)	(1,738)
U.S. [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 3	$ 13